UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21162

Name of Fund:  BlackRock Fundamental Growth Principal Protected Fund of
               BlackRock Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust


Schedule of Investments as of May 31, 2007 (unaudited)

                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 4.6%             13,400   Boeing Co.                                                        $     1,347,906
                                            2   KBR, Inc. (a).                                                                 55
                                       13,700   Lockheed Martin Corp.                                                   1,343,970
                                        1,300   Precision Castparts Corp.                                                 155,428
                                        7,200   Spirit Aerosystems Holdings, Inc. Class A (a)                             251,352
                                       13,600   United Technologies Corp.                                                 959,480
                                                                                                                  ---------------
                                                                                                                        4,058,191

Beverages - 1.1%                       14,600   PepsiCo, Inc.                                                             997,618

Biotechnology - 3.2%                   15,100   Celgene Corp. (a)                                                         924,724
                                        9,400   Genentech, Inc. (a)                                                       749,838
                                       13,400   Gilead Sciences, Inc. (a)                                               1,109,118
                                                                                                                  ---------------
                                                                                                                        2,783,680

Capital Markets - 3.3%                 36,900   The Charles Schwab Corp.                                                  829,143
                                        7,500   Franklin Resources, Inc.                                                1,018,050
                                       14,800   State Street Corp.                                                      1,010,396
                                                                                                                  ---------------
                                                                                                                        2,857,589

Chemicals - 3.2%                        7,800   Air Products & Chemicals, Inc.                                            608,322
                                       17,500   Monsanto Co.                                                            1,078,000
                                        4,500   Potash Corp. of Saskatchewan Inc.                                         319,275
                                       12,000   Praxair, Inc.                                                             817,080
                                                                                                                  ---------------
                                                                                                                        2,822,677

Communications Equipment - 4.0%        78,800   Cisco Systems, Inc. (a)                                                 2,121,296
                                       29,700   Corning, Inc. (a)                                                         742,500
                                       15,500   QUALCOMM, Inc.                                                            665,725
                                                                                                                  ---------------
                                                                                                                        3,529,521

Computers & Peripherals - 1.8%          7,100   Apple Computer, Inc. (a)                                                  863,076
                                       40,200   EMC Corp. (a)                                                             678,978
                                                                                                                  ---------------
                                                                                                                        1,542,054

Construction & Engineering - 1.0%       4,500   Fluor Corp.                                                               468,450
                                        7,300   Jacobs Engineering Group, Inc. (a)                                        423,035
                                                                                                                  ---------------
                                                                                                                          891,485

Diversified Financial Services - 1.6%   1,400   Chicago Mercantile Exchange Holdings, Inc.                                743,400
                                       12,200   JPMorgan Chase & Co.                                                      632,326
                                                                                                                  ---------------
                                                                                                                        1,375,726

Electrical Equipment - 1.0%            18,900   Emerson Electric Co.                                                      915,705

Energy Equipment & Services - 6.2%      9,300   Baker Hughes, Inc.                                                        767,064
                                        4,900   FMC Technologies, Inc. (a)                                                370,440
                                       12,900   Grant Prideco, Inc. (a)                                                   732,591
                                        8,100   National Oilwell Varco, Inc. (a)                                          765,045
                                       13,100   Schlumberger Ltd.                                                       1,020,097
                                       11,200   Transocean, Inc. (a)                                                    1,100,288
                                       13,300   Weatherford International Ltd. (a)                                        722,722
                                                                                                                  ---------------
                                                                                                                        5,478,247

Food & Staples Retailing - 1.4%        32,300   CVS Corp./Caremark Corp.                                                1,244,842

Health Care Equipment &                 3,900   Alcon, Inc.                                                               538,434
Supplies - 2.3%                         4,300   Intuitive Surgical, Inc. (a)                                              591,809
                                       10,400   Zimmer Holdings, Inc. (a)                                                 915,824
                                                                                                                  ---------------
                                                                                                                        2,046,067

Hotels, Restaurants & Leisure - 3.2%   12,200   International Game Technology                                             490,318
                                       17,900   McDonald's Corp.                                                          904,845
                                       31,500   Starbucks Corp. (a)                                                       907,515
                                        7,600   Yum! Brands, Inc.                                                         514,672
                                                                                                                  ---------------
                                                                                                                        2,817,350

Household Products - 1.8%              24,200   The Procter & Gamble Co.                                                1,537,910

IT Services - 2.1%                      4,900   Cognizant Technology Solutions Corp. (a)                                  384,944
                                       14,000   Infosys Technologies Ltd.                                                 663,194
                                       30,500   Satyam Computer Services Ltd.                                             352,960
                                       13,700   Tata Consultancy Services Ltd.                                            407,694
                                                                                                                  ---------------
                                                                                                                        1,808,792

Industrial Conglomerates - 2.6%        39,600   General Electric Co.                                                    1,488,168
                                        7,800   Textron, Inc.                                                             836,940
                                                                                                                  ---------------
                                                                                                                        2,325,108

Insurance - 1.4%                       16,700   American International Group, Inc.                                      1,208,078

Internet Software &                    16,500   Akamai Technologies, Inc. (a)                                             729,465
Services - 4.3%                         4,700   Google, Inc. Class A (a)                                                2,339,425
                                       25,100   Yahoo! Inc. (a)                                                           720,370
                                                                                                                  ---------------
                                                                                                                        3,789,260

Life Sciences Tools &                   5,600   Covance, Inc. (a)                                                         372,680
Services - 2.2%                        24,000   Thermo Fisher Scientific, Inc. (a)                                      1,310,400
                                        4,800   Waters Corp. (a)                                                          289,440
                                                                                                                  ---------------
                                                                                                                        1,972,520

Machinery - 0.7%                        2,500   Deere & Co.                                                               301,175
                                        3,600   Terex Corp. (a)                                                           305,172
                                                                                                                  ---------------
                                                                                                                          606,347

Media - 1.8%                           43,350   Comcast Corp. Class A (a)                                               1,188,224
                                       11,000   Walt Disney Co.                                                           389,840
                                                                                                                  ---------------
                                                                                                                        1,578,064

Metals & Mining - 0.9%                  4,000   Allegheny Technologies, Inc.                                              462,360
                                        4,300   Freeport-McMoRan Copper & Gold, Inc. Class B                              338,410
                                                                                                                  ---------------
                                                                                                                          800,770

Multiline Retail - 0.7%                12,100   Nordstrom, Inc.                                                           628,353

Oil, Gas & Consumable                  20,400   Exxon Mobil Corp.                                                       1,696,668
Fuels - 1.9%

Pharmaceuticals - 2.3%                 20,300   Abbott Laboratories                                                     1,143,905
                                       17,200   Merck & Co., Inc.                                                         902,140
                                                                                                                  ---------------
                                                                                                                        2,046,045

Semiconductors & Semiconductor         20,300   Applied Materials, Inc.                                                   387,730
Equipment - 0.5%

Software - 3.6%                        19,300   Adobe Systems, Inc. (a)                                                   850,744
                                       12,900   Electronic Arts, Inc. (a)                                                 630,423
                                       25,300   Microsoft Corp.                                                           775,951
                                       46,500   Oracle Corp. (a)                                                          901,170
                                                                                                                  ---------------
                                                                                                                        3,158,288

Textiles, Apparel & Luxury             25,100   Coach, Inc. (a)                                                         1,289,136
Goods - 2.1%                           10,300   Nike, Inc. Class B                                                        584,525
                                                                                                                  ---------------
                                                                                                                        1,873,661

Tobacco - 1.2%                         14,600   Altria Group, Inc.                                                      1,038,060

                                                Total Common Stocks
                                                (Cost - $49,168,354) - 68.0%                                           59,816,406




                                         Face
                                       Amount   U.S. Government Obligations
                                                U.S. Treasury STRIPS (b)(d):
                                $   9,701,000      3.04% due 8/15/2009                                                  8,726,117
                                   21,855,000      3.858% due 11/15/2009                                               19,433,466

                                                Total U.S. Government Obligations
                                                (Cost - $28,981,008) - 32.0%                                           28,159,583




                                   Beneficial
                                     Interest   Short-Term Securities
                                $     630,549   BlackRock Liquidity Series, LLC
                                                Cash Sweep Series, 5.26% (c)(e)                                           630,549

                                                Total Short-Term Securities (Cost - $630,549) - 0.7%                      630,549

                                                Total Investments (Cost - $78,779,911*) - 100.7%                       88,606,538
                                                Liabilities in Excess of Other Assets - (0.7%)                          (626,110)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $    87,980,428
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     79,405,618
                                                   ================
    Gross unrealized appreciation                  $     10,835,891
    Gross unrealized depreciation                       (1,634,971)
                                                   ----------------
    Net unrealized appreciation                    $      9,200,920
                                                   ================


(a) Non-income producing security.

(b) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                        $28,408          $38,956


(d) Separately Traded Registered Interest and Principal of
    Securities (STRIPS).

(e) Represents the current yield as of May 31, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Principal Protected Fund of
BlackRock Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Fundamental Growth Principal Protected Fund
       BlackRock Principal Protected Trust


Date: July 24, 2007